UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02032
MFS SERIES TRUST XVI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Prudent Investor Fund
Class A-FPPAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class A shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.81%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	7.81%	3.31%	3.69%
A with initial sales charge (5.75%)	1.61%	2.09%	2.74%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPA-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Prudent Investor Fund
Class B-FPPDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$206	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class B shares of the MFS Prudent Investor Fund (fund) provided a total return of 6.93%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	6.93%	2.53%	2.91%
B with CDSC (declining over six years from 4% to 0%)×	2.93%	2.17%	2.91%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPB-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Prudent Investor Fund
Class C-FPPEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$206	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class C shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.02%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	7.02%	2.55%	2.92%
C with CDSC (1% for 12 months)×	6.02%	2.55%	2.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPC-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Prudent Investor Fund
Class I-FPPJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$103	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class I shares of the MFS Prudent Investor Fund (fund) provided a total return of 8.08%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	8.08%	3.57%	3.94%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPI-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Prudent Investor Fund
Class R1-FPPRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$206	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R1 shares of the MFS Prudent Investor Fund (fund) provided a total return of 6.96%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	6.96%	2.55%	2.91%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR1-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Prudent Investor Fund
Class R2-FPPSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$155	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R2 shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.48%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	7.48%	3.05%	3.43%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR2-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Prudent Investor Fund
Class R3-FPPQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$129	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R3 shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.83%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	7.83%	3.32%	3.69%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR3-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Prudent Investor Fund
Class R4-FPPUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$103	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R4 shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.98%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	7.98%	3.57%	3.94%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR4-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Prudent Investor Fund
Class R6-FPPVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R6 shares of the MFS Prudent Investor Fund (fund) provided a total return of 8.14%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.14%	3.62%	4.00%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR6-ANN
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended June 30, 2024 and 2023, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Prudent Investor Fund	58,191	56,143

For the fiscal years ended June 30, 2024 and 2023, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Prudent Investor Fund	0	0	0	0	0	0

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Prudent	0	0	0	0	0	3,790
Investor Fund*

Fees billed by Deloitte:			Aggregate Fees for Non-audit Services
				2024		2023
To MFS Prudent Investor Fund, MFS and MFS Related
Entities#				0		3,790

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Prudent Investor Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Prudent Investor Fund
Portfolio of Investments − 6/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 51.5%
Aerospace & Defense – 3.4%
Safran S.A.	3,120	$ 656,403
Thales S.A.	3,018	484,945
		$1,141,348
Alcoholic Beverages – 2.2%
Heineken Holding N.V.	9,411	$ 740,772
Automotive – 2.3%
Knorr-Bremse AG	10,072	$ 769,085
Brokerage & Asset Managers – 4.3%
B3 S.A. - Brasil Bolsa Balcao	131,700	$ 241,249
Deutsche Boerse AG	1,770	361,814
Euronext N.V.	9,040	834,559
		$1,437,622
Computer Software – 5.4%
Microsoft Corp.	503	$ 224,816
Oracle Corp.	3,674	518,769
Oracle Corp. Japan	5,600	387,426
Sage Group PLC	47,087	645,843
		$1,776,854
Computer Software - Systems – 6.6%
Amadeus IT Group S.A.	15,157	$ 1,008,681
Samsung Electronics Co. Ltd.	20,123	1,182,544
		$2,191,225
Consumer Services – 2.6%
Booking Holdings, Inc.	221	$ 875,491
Electrical Equipment – 1.8%
Legrand S.A.	6,032	$ 601,108
Internet – 6.4%
Alphabet, Inc., “A”	6,781	$ 1,235,159
Auto Trader Group PLC	16,853	169,874
Scout24 AG	9,339	712,114
		$2,117,147
Leisure & Toys – 2.1%
Nintendo Co. Ltd.	12,800	$ 683,916
FPPFS-ANN

MFS Prudent Investor Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.3%
Agilent Technologies, Inc.	2,218	$ 287,519
Bio-Rad Laboratories, Inc., “A” (a)	1,790	488,867
Sonova Holding AG	1,084	333,513
		$1,109,899
Other Banks & Diversified Financials – 3.6%
Edenred	18,278	$ 771,444
S&P Global, Inc.	942	420,132
		$1,191,576
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	2,141	$ 353,931
Real Estate – 2.4%
LEG Immobilien SE	9,890	$ 807,723
Specialty Stores – 1.2%
Zalando SE (a)	16,700	$ 390,387
Telecommunications - Wireless – 2.0%
Infrastrutture Wireless Italiane S.p.A.	63,280	$ 661,834
Telephone Services – 0.8%
Altice USA, Inc., “A” (a)	16,236	$ 33,121
Hellenic Telecommunications Organization S.A.	16,969	244,245
		$277,366
Total Common Stocks (Identified Cost, $14,038,424)		$17,127,284
Bonds – 37.5%
Asset-Backed & Securitized – 0.1%
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	$29,454	$ 29,482
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	10,388	10,382
		$39,864
Broadcasting – 0.2%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$69,000	$ 61,590
Building – 1.3%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	$169,000	$ 149,978
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	111,000	104,798
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	224,000	188,727
		$443,503
Conglomerates – 0.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$76,000	$ 70,937
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	39,000	35,994
		$106,931

MFS Prudent Investor Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.0%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		$207,000	$ 171,716
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		49,000	45,850
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		200,000	123,097
			$340,663
Electronics – 0.2%
Sensata Technologies B.V., 5%, 10/01/2025 (n)		$63,000	$ 63,517
Financial Institutions – 1.4%
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$167,285	$ 161,040
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		112,750	108,541
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028	EUR	150,000	130,883
Samhallsbyggnadsbolaget i Norden AB, 2.624% to 4/30/2025, FLR (EUR Swap Rate - 5yr. + 2.814%) to 4/30/30, FLR (EUR Swap Rate - 5yr. + 3.064%) to 4/30/45, FLR (EUR Swap Rate - 5yr. + 3.814%) to 4/30/2172 (a)		170,000	64,340
			$464,804
Insurance - Property & Casualty – 0.4%
Hub International Ltd., 7.375%, 1/31/2032 (n)		$131,000	$ 132,845
Medical & Health Technology & Services – 1.3%
Baxter International, Inc., 1.322%, 11/29/2024		$109,000	$ 107,023
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)		164,000	146,272
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024		167,000	164,850
			$418,145
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027		$80,000	$ 77,253
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024		97,000	95,391
			$172,644
Metals & Mining – 0.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$120,000	$ 108,055
Midstream – 1.3%
Prairie Acquiror LP, 9%, 8/01/2029 (n)		$106,000	$ 109,248
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		72,000	74,176
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		85,000	93,083
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		139,000	144,175
			$420,682
Mortgage-Backed – 4.5%
Fannie Mae, UMBS, 6.5%, 9/01/2053 - 12/01/2053		$89,344	$ 91,016
Fannie Mae, UMBS, 5.5%, 10/01/2053		195,860	193,196
Freddie Mac, 5.804%, 3/25/2029		165,440	165,980
Freddie Mac, 5.924%, 1/25/2031		28,255	28,346
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 10/01/2052		228,538	217,117
Freddie Mac, UMBS, 6%, 7/01/2053		49,663	49,896
Ginnie Mae, 5.5%, 2/20/2053		157,367	156,199
Ginnie Mae, 4.5%, 7/20/2053 - 6/20/2054		100,000	95,062
Ginnie Mae, 5%, 6/20/2054		100,000	97,374
Ginnie Mae, TBA, 5.5%, 7/15/2054		125,000	124,012
Ginnie Mae, TBA, 6%, 7/15/2054		25,000	25,104
Ginnie Mae, TBA, 6.5%, 7/15/2054		75,000	76,069

MFS Prudent Investor Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5%, 7/25/2039		$100,000	$ 99,118
UMBS, TBA, 5.5%, 1/25/2054		75,000	73,966
			$1,492,455
Pharmaceuticals – 0.3%
Amgen, Inc., 1.9%, 2/21/2025		$108,000	$ 105,494
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$181,000	$ 170,985
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024		$118,000	$ 115,858
Specialty Chemicals – 0.3%
CTEC II GmbH, 5.25%, 2/15/2030	EUR	100,000	$ 98,946
Telecommunications - Wireless – 0.8%
SBA Communications Corp., 3.875%, 2/15/2027		$125,000	$ 119,128
SBA Communications Corp., 3.125%, 2/01/2029		160,000	142,648
			$261,776
Transportation - Services – 0.5%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	165,000	$ 166,380
U.S. Treasury Obligations – 19.1%
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		$999,709	$ 990,708
U.S. Treasury Notes, 4.25%, 9/30/2024		913,000	910,486
U.S. Treasury Notes, 4.25%, 12/31/2024		907,000	902,084
U.S. Treasury Notes, 3.875%, 3/31/2025		922,000	912,951
U.S. Treasury Notes, 4.625%, 6/30/2025		657,000	653,818
U.S. Treasury Notes, 5%, 9/30/2025		242,000	241,896
U.S. Treasury Notes, 4.25%, 12/31/2025		242,000	239,684
U.S. Treasury Notes, 1.625%, 10/15/2027		508,912	500,608
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027		1,068,200	1,005,032
			$6,357,267
Utilities - Electric Power – 2.4%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		$150,000	$ 143,329
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		136,000	118,666
Dominion Energy, Inc., 3.3%, 3/15/2025		107,000	105,210
DTE Energy Co., 4.22%, 11/01/2024		109,000	108,367
MidAmerican Energy Co., 3.5%, 10/15/2024		94,000	93,389
NextEra Energy Capital Holdings, Inc., 4.255%, 9/01/2024		108,000	107,655
Southern Co., 4.475%, 8/01/2024		107,000	106,847
			$783,463
Utilities - Gas – 0.4%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	150,000	$ 140,009
Total Bonds (Identified Cost, $12,590,653)			$12,465,876

MFS Prudent Investor Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Exchange-Traded Funds – 2.1%
Gold ETFs – 2.1%
VanEck Gold Miners UCITS ETF (a)	6,227	$ 235,754
VanEck Junior Gold Miners UCITS ETF (a)	12,503	461,799
Total Exchange-Traded Funds (Identified Cost, $757,613)		$697,553
Investment Companies (h) – 6.5%
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $2,140,612)	2,140,650	$ 2,140,864
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.3%
Market Index Securities – 0.3%
Euro Stoxx 50 Index – August 2024 @ EUR 4,600	Put	Goldman Sachs International	$ 1,205,488	23	$8,005
Euro Stoxx 50 Index – September 2025 @ EUR 3,500	Put	Goldman Sachs International	1,467,550	28	14,544
Russel 2000 Index – June 2025 @ $1,700	Put	Goldman Sachs International	1,023,846	5	18,320
Russell 2000 Index – December 2025 @ $1,400	Put	Goldman Sachs International	1,228,615	6	11,940
S&P 500 Index – August 2024 @ $4,800	Put	Goldman Sachs International	2,184,284	4	2,360
S&P 500 Index – December 2024 @ $4,500	Put	Goldman Sachs International	1,638,213	3	7,935
S&P 500 Index – June 2025 @ $4,800	Put	Goldman Sachs International	2,184,284	4	38,000
S&P 500 Index – December 2025 @ $3,300	Put	Goldman Sachs International	1,638,213	3	8,610
Total Purchased Options (Premiums Paid, $301,865)					$109,714
Written Options (see table below) – (0.0)%
(Premiums Received, $41,981)					$(1,652)
Other Assets, Less Liabilities – 2.1%					692,265
Net Assets – 100.0%					$33,231,904
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,140,864 and $30,400,427, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,566,483, representing 7.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

MFS Prudent Investor Fund
Portfolio of Investments – continued
Derivative Contracts at 6/30/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Euro Stoxx 50 Index	Put	Goldman Sachs International	(23)	$(1,205,488)	EUR 4,000	August – 2024	$(1,232)
S&P 500 Index	Put	Goldman Sachs International	(4)	(2,184,284)	$3,700	August – 2024	(420)
							$(1,652)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,214,595	EUR	2,970,000	Morgan Stanley Capital Services, Inc.	7/19/2024	$31,278
Liability Derivatives
USD	3,928,530	EUR	3,680,722	HSBC Bank	7/19/2024	$(16,557)
USD	105,335	GBP	84,604	Barclays Bank PLC	7/19/2024	(1,623)
						$(18,180)
See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $27,688,555)	$30,400,427
Investments in affiliated issuers, at value (identified cost, $2,140,612)	2,140,864
Cash	13,485
Foreign currency, at value (identified cost, $18)	18
Receivables for
Forward foreign currency exchange contracts	31,278
Investments sold	1,255,422
TBA sale commitments	172,486
Fund shares sold	114
Interest and dividends	197,522
Receivable from investment adviser	36,220
Other assets	154
Total assets	$34,247,990
Liabilities
Payables for
Forward foreign currency exchange contracts	$18,180
Investments purchased	331,300
TBA purchase commitments	572,336
Written options (premiums received, $41,981)	1,652
Payable to affiliates
Administrative services fee	193
Shareholder servicing costs	7,607
Distribution and service fees	715
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	84,090
Total liabilities	$1,016,086
Net assets	$33,231,904
Net assets consist of
Paid-in capital	$32,137,212
Total distributable earnings (loss)	1,094,692
Net assets	$33,231,904
Shares of beneficial interest outstanding	2,866,545
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,899,205	681,069	$11.60
Class B	76,931	6,694	11.49
Class C	4,075,142	355,970	11.45
Class I	8,860,217	762,778	11.62
Class R1	351,229	30,576	11.49
Class R2	62,133	5,362	11.59
Class R3	63,145	5,441	11.61
Class R4	64,171	5,521	11.62
Class R6	11,779,731	1,013,134	11.63
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.31 [100 / 94.25 x $11.60]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 6/30/24 Net investment income (loss)
Income
Interest	$732,035
Dividends	403,745
Dividends from affiliated issuers	159,405
Other	1,125
Income on securities loaned	218
Foreign taxes withheld	(43,676)
Total investment income	$1,252,852
Expenses
Management fee	$288,159
Distribution and service fees	71,670
Shareholder servicing costs	24,584
Administrative services fee	17,500
Independent Trustees' compensation	3,042
Custodian fee	14,917
Shareholder communications	15,723
Audit and tax fees	70,658
Legal fees	214
Registration fees	143,597
Miscellaneous	35,986
Total expenses	$686,050
Fees paid indirectly	(50)
Reduction of expenses by investment adviser and distributor	(264,793)
Net expenses	$421,207
Net investment income (loss)	$831,645
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(604,900)
Affiliated issuers	(423)
Written options	42,184
Futures contracts	(33,609)
Forward foreign currency exchange contracts	1,623
Foreign currency	346
Net realized gain (loss)	$(594,779)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,503,278
Affiliated issuers	(198)
Written options	3,069
Futures contracts	31,833
Forward foreign currency exchange contracts	12,556
Translation of assets and liabilities in foreign currencies	(827)
Net unrealized gain (loss)	$2,549,711
Net realized and unrealized gain (loss)	$1,954,932
Change in net assets from operations	$2,786,577
See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	6/30/24	6/30/23
Change in net assets
From operations
Net investment income (loss)	$831,645	$442,108
Net realized gain (loss)	(594,779)	(796,599)
Net unrealized gain (loss)	2,549,711	2,748,427
Change in net assets from operations	$2,786,577	$2,393,936
Total distributions to shareholders	$(632,497)	$(425,103)
Change in net assets from fund share transactions	$(5,755,137)	$(7,226,513)
Total change in net assets	$(3,601,057)	$(5,257,680)
Net assets
At beginning of period	36,832,961	42,090,641
At end of period	$33,231,904	$36,832,961
See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.94	$10.33	$12.06	$11.32	$10.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.11	$0.03	$0.07	$0.07
Net realized and unrealized gain (loss)	0.60	0.61	(1.51)	0.83	0.77
Total from investment operations	$0.85	$0.72	$(1.48)	$0.90	$0.84
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.11)	$(0.07)	$(0.06)	$(0.11)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.19)	$(0.11)	$(0.25)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$11.60	$10.94	$10.33	$12.06	$11.32
Total return (%) (r)(s)(t)(x)	7.81	7.04	(12.58)	7.99	8.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	1.88	1.69	1.74	2.35
Expenses after expense reductions (f)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	2.25	1.08	0.23	0.56	0.61
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$7,899	$8,516	$11,779	$16,738	$7,992
Class B	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.85	$10.24	$11.99	$11.28	$10.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.04	$(0.06)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	0.58	0.61	(1.51)	0.85	0.78
Total from investment operations	$0.75	$0.65	$(1.57)	$0.81	$0.76
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.04)	$—	$—	$(0.03)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.11)	$(0.04)	$(0.18)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.49	$10.85	$10.24	$11.99	$11.28
Total return (%) (r)(s)(t)(x)	6.93	6.36	(13.31)	7.19	7.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.73	2.64	2.44	2.50	3.11
Expenses after expense reductions (f)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	1.51	0.35	(0.49)	(0.33)	(0.16)
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$77	$74	$87	$100	$94

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
Class C	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.78	$10.17	$11.90	$11.20	$10.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.03	$(0.06)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss)	0.59	0.60	(1.49)	0.82	0.77
Total from investment operations	$0.75	$0.63	$(1.55)	$0.80	$0.76
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.02)	$—	$(0.00)(w)	$(0.07)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.08)	$(0.02)	$(0.18)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$11.45	$10.78	$10.17	$11.90	$11.20
Total return (%) (r)(s)(t)(x)	7.02	6.25	(13.25)	7.17	7.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.72	2.64	2.44	2.49	3.08
Expenses after expense reductions (f)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	1.46	0.32	(0.51)	(0.18)	(0.12)
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$4,075	$5,204	$7,200	$8,893	$4,624
Class I	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.96	$10.35	$12.09	$11.34	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.14	$0.05	$0.09	$0.09
Net realized and unrealized gain (loss)	0.61	0.61	(1.51)	0.84	0.79
Total from investment operations	$0.88	$0.75	$(1.46)	$0.93	$0.88
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.14)	$(0.10)	$(0.08)	$(0.14)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.22)	$(0.14)	$(0.28)	$(0.18)	$(0.15)
Net asset value, end of period (x)	$11.62	$10.96	$10.35	$12.09	$11.34
Total return (%) (r)(s)(t)(x)	8.08	7.38	(12.41)	8.24	8.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	1.64	1.43	1.48	2.08
Expenses after expense reductions (f)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	2.43	1.39	0.42	0.76	0.87
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$8,860	$11,703	$12,499	$18,654	$5,093

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
Class R1	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.85	$10.24	$11.99	$11.29	$10.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.05	$(0.05)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	0.57	0.60	(1.52)	0.81	0.79
Total from investment operations	$0.75	$0.65	$(1.57)	$0.80	$0.77
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.04)	$—	$—	$(0.03)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.11)	$(0.04)	$(0.18)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.49	$10.85	$10.24	$11.99	$11.29
Total return (%) (r)(s)(t)(x)	6.96	6.41	(13.32)	7.10	7.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.74	2.64	2.44	2.49	3.10
Expenses after expense reductions (f)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	1.60	0.44	(0.47)	(0.05)	(0.15)
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$351	$264	$223	$240	$57
Class R2	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.94	$10.33	$12.06	$11.32	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.09	$0.00(w)	$0.03	$0.04
Net realized and unrealized gain (loss)	0.58	0.61	(1.51)	0.83	0.78
Total from investment operations	$0.81	$0.70	$(1.51)	$0.86	$0.82
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.09)	$(0.04)	$(0.02)	$(0.08)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.16)	$(0.09)	$(0.22)	$(0.12)	$(0.09)
Net asset value, end of period (x)	$11.59	$10.94	$10.33	$12.06	$11.32
Total return (%) (r)(s)(t)(x)	7.48	6.86	(12.80)	7.62	7.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23	2.14	1.94	2.01	2.60
Expenses after expense reductions (f)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	2.04	0.91	0.01	0.27	0.35
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$62	$58	$54	$62	$58

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
Class R3	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.95	$10.34	$12.08	$11.33	$10.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.12	$0.03	$0.06	$0.07
Net realized and unrealized gain (loss)	0.59	0.61	(1.52)	0.84	0.78
Total from investment operations	$0.85	$0.73	$(1.49)	$0.90	$0.85
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.07)	$(0.05)	$(0.11)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.19)	$(0.12)	$(0.25)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$11.61	$10.95	$10.34	$12.08	$11.33
Total return (%) (r)(s)(t)(x)	7.83	7.13	(12.65)	7.96	8.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	1.89	1.69	1.76	2.35
Expenses after expense reductions (f)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	2.30	1.16	0.26	0.51	0.60
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$63	$59	$55	$63	$58
Class R4	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.97	$10.36	$12.10	$11.34	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.15	$0.06	$0.09	$0.09
Net realized and unrealized gain (loss)	0.58	0.60	(1.52)	0.85	0.79
Total from investment operations	$0.87	$0.75	$(1.46)	$0.94	$0.88
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.14)	$(0.10)	$(0.08)	$(0.14)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.22)	$(0.14)	$(0.28)	$(0.18)	$(0.15)
Net asset value, end of period (x)	$11.62	$10.97	$10.36	$12.10	$11.34
Total return (%) (r)(s)(t)(x)	7.98	7.39	(12.40)	8.31	8.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	1.64	1.44	1.51	2.10
Expenses after expense reductions (f)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	2.54	1.41	0.51	0.77	0.86
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$64	$59	$55	$63	$58

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
Class R6	Year ended
	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$10.97	$10.36	$12.10	$11.35	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.15	$0.07	$0.10	$0.10
Net realized and unrealized gain (loss)	0.59	0.61	(1.53)	0.83	0.78
Total from investment operations	$0.88	$0.76	$(1.46)	$0.93	$0.88
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.15)	$(0.10)	$(0.08)	$(0.14)
From net realized gain	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.22)	$(0.15)	$(0.28)	$(0.18)	$(0.15)
Net asset value, end of period (x)	$11.63	$10.97	$10.36	$12.10	$11.35
Total return (%) (r)(s)(t)(x)	8.14	7.48	(12.35)	8.26	8.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.57	1.37	1.45	2.07
Expenses after expense reductions (f)	0.93	0.92	0.92	0.93	0.95
Net investment income (loss)	2.60	1.48	0.58	0.83	0.89
Portfolio turnover rate	63	60	52	32	46
Net assets at end of period (000 omitted)	$11,780	$10,896	$10,140	$11,569	$10,682
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Prudent Investor Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Prudent Investor Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts and written options. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,083,874	$87,165	$—	$4,171,039
France	771,444	2,577,015	—	3,348,459
Germany	2,288,922	774,750	—	3,063,672
United Kingdom	697,553	815,717	—	1,513,270
South Korea	—	1,182,544	—	1,182,544
Netherlands	—	1,094,703	—	1,094,703
Japan	—	1,071,342	—	1,071,342
Spain	1,008,681	—	—	1,008,681
Italy	—	661,834	—	661,834
Other Countries	485,494	333,513	—	819,007
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	6,357,267	—	6,357,267
U.S. Corporate Bonds	—	3,311,253	—	3,311,253
Residential Mortgage-Backed Securities	—	1,492,455	—	1,492,455
Asset-Backed Securities (including CDOs)	—	39,864	—	39,864
Foreign Bonds	—	1,265,037	—	1,265,037
Mutual Funds	2,140,864	—	—	2,140,864
Total	$11,476,832	$21,064,459	$—	$32,541,291
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$31,278	$—	$31,278
Forward Foreign Currency Exchange Contracts – Liabilities	—	(18,180)	—	(18,180)
Written Options - Liabilities	—	(1,652)	—	(1,652)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Option Contracts	$—	$(1,652)
Equity	Purchased Option Contracts	109,714	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	31,278	(18,180)
Total		$140,992	$(19,832)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Foreign Exchange	$—	$1,623	$—	$—
Equity	(33,609)	—	(705,158)	42,184
Total	$(33,609)	$1,623	$(705,158)	$42,184
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended June 30, 2024 as reported in the Statement of Operations:

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Foreign Exchange	$—	$12,556	$—	$—
Equity	31,833	—	330,802	3,069
Total	$31,833	$12,556	$330,802	$3,069
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities.  The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation.  When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended June 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 6/30/24	Year ended 6/30/23
Ordinary income (including any short-term capital gains)	$632,497	$425,103
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$30,031,252
Gross appreciation	3,996,526
Gross depreciation	(1,475,041)
Net unrealized appreciation (depreciation)	$2,521,485
Undistributed ordinary income	534,151
Capital loss carryforwards	(1,960,519)
Other temporary differences	(425)
Total distributable earnings (loss)	$1,094,692
As of June 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,260,953)
Long-Term	(699,566)
Total	$(1,960,519)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
	Year ended 6/30/24	Year ended 6/30/23
Class A	$140,260	$99,764
Class B	758	316
Class C	34,468	14,767
Class I	229,117	157,763
Class R1	2,718	964
Class R2	859	479
Class R3	1,014	625
Class R4	1,173	773
Class R6	222,130	149,652
Total	$632,497	$425,103
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2025. For the year ended June 30, 2024, this management fee reduction amounted to $4,644, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended June 30, 2024 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2025. For the year ended June 30, 2024, this reduction amounted to $260,146, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $921 for the year ended June 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 20,934
Class B	0.75%	0.25%	1.00%	1.00%	750
Class C	0.75%	0.25%	1.00%	1.00%	46,592
Class R1	0.75%	0.25%	1.00%	1.00%	2,942
Class R2	0.25%	0.25%	0.50%	0.50%	300
Class R3	—	0.25%	0.25%	0.25%	152
Total Distribution and Service Fees					$71,670
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended June 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended June 30, 2024, this rebate amounted $3 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended June 30, 2024, were as follows:
Amount
Class A	$14
Class B	—
Class C	563
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended June 30, 2024, the fee was $2,818, which equated to 0.0078% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended June 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $21,766.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended June 30, 2024 was equivalent to an annual effective rate of 0.0486% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 77 shares of Class I for an aggregate amount of $816.
At June 30, 2024, MFS held approximately 78% of the outstanding shares of Class B and 100% of the outstanding shares of Class R2, Class R3, Class R4, and Class R6.

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
(4)  Portfolio Securities
For the year ended June 30, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$13,486,213	$16,845,886
Non-U.S. Government securities	6,424,187	11,961,760
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 6/30/24		Year ended 6/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	100,142	$1,126,007	65,895	$678,200
Class B	647	7,138	—	—
Class C	18,934	203,705	9,166	94,503
Class I	55,851	625,049	164,209	1,709,377
Class R1	7,128	80,687	5,151	53,020
	182,702	$2,042,586	244,421	$2,535,100
Shares issued to shareholders in reinvestment of distributions
Class A	12,568	$140,260	9,800	$99,764
Class B	68	758	31	316
Class C	3,116	34,468	1,465	14,767
Class I	20,512	229,117	15,498	157,763
Class R1	245	2,718	95	964
Class R2	77	859	47	479
Class R3	91	1,014	61	625
Class R4	105	1,173	76	773
Class R6	19,887	222,130	14,686	149,652
	56,669	$632,497	41,759	$425,103
Shares reacquired
Class A	(209,935)	$(2,378,840)	(438,202)	$(4,466,178)
Class B	(808)	(9,066)	(1,705)	(17,826)
Class C	(148,648)	(1,654,182)	(236,159)	(2,413,357)
Class I	(381,444)	(4,375,849)	(319,523)	(3,261,979)
Class R1	(1,136)	(12,283)	(2,654)	(27,376)
	(741,971)	$(8,430,220)	(998,243)	$(10,186,716)
Net change
Class A	(97,225)	$(1,112,573)	(362,507)	$(3,688,214)
Class B	(93)	(1,170)	(1,674)	(17,510)
Class C	(126,598)	(1,416,009)	(225,528)	(2,304,087)
Class I	(305,081)	(3,521,683)	(139,816)	(1,394,839)
Class R1	6,237	71,122	2,592	26,608
Class R2	77	859	47	479
Class R3	91	1,014	61	625
Class R4	105	1,173	76	773
Class R6	19,887	222,130	14,686	149,652
	(502,600)	$(5,755,137)	(712,063)	$(7,226,513)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.

MFS Prudent Investor Fund
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended June 30, 2024, the fund’s commitment fee and interest expense were $180 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,206,478	$13,362,753	$13,427,746	$(423)	$(198)	$2,140,864
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$159,405	$—

MFS Prudent Investor Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XVI and the Shareholders of MFS Prudent Investor Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Prudent Investor Fund (the “Fund”), including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 15, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Prudent Investor Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Prudent Investor Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Prudent Investor Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Prudent Investor Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XVI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 15, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 15, 2024

*  Print name and title of each signing officer under his or her signature.